PHOENIX ASSET TRUST
    Supplement dated September 15, 2006 to the Prospectus dated May 1, 2006, as supplemented May 22, 2006 and August 23, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("Phoenix") replaced Kayne Anderson Rudnick Investment Management, LLC ("Kayne") as adviser to the PHOENIX RISING DIVIDENDS FUND and PHOENIX SMALL-MID CAP FUND. Kayne now serves as subadviser to each of the funds. Phoenix and Kayne are affiliated investment advisers. The portfolio managers for each of the funds will continue in their current roles. The funds' investment objectives and investment strategies are not affected by this change.

The adviser manages the funds' investment programs and the general operations of the funds, including oversight of the funds' subadviser. The subadviser manages the investments of the funds.

The funds' prospectus is hereby supplemented by the addition of the following information about Phoenix:

         Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, Phoenix had approximately $29.4 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

All references in the funds' prospectus to Kayne as adviser are hereby revised to reference Kayne as subadviser.

The investment management fee for each fund remains unchanged. Phoenix pays Kayne a subadvisory fee at a rate of 50% of the gross investment management fee of each fund.



     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.


PXP 1718/PIC Change-RDF&SMCF (09/06)


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                               PHOENIX ASSET TRUST
 Supplement dated September 15, 2006 to the Statement of Additional Information dated May 1, 2006, as supplemented May 22, 2006 and August 23, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("Phoenix") replaced Kayne Anderson Rudnick Investment Management, LLC ("Kayne") as adviser to the PHOENIX RISING DIVIDENDS FUND and PHOENIX SMALL-MID CAP FUND. Kayne now serves as subadviser to each of the funds. Phoenix and Kayne are affiliated investment advisers.

The funds' Statement of Additional Information ("SAI") is hereby supplemented by the addition of the following information about Phoenix:

         Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, Phoenix had approximately $29.4 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

The investment management fee for each fund remains unchanged. Phoenix pays Kayne a subadvisory fee at a rate of 50% of the gross investment management fee of each fund.


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1719/PIC Change  (09/06)